Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Amounts recognized in the consolidated balance sheets:
Postemployment benefits	$ 30,919	$ 39,750
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	47,151	53,490
Service cost	78	289	460
Interest cost	1,260	2,047	2,232
Plan participants' contributions	0	0
Benefits paid	(6,183)	(4,144)
Amendments	(17)	150
Actuarial (gain) loss during year	(1,625)	4,179
Curtailment	0	(8,860)
Benefit obligation at end of year	40,664	47,151	53,490
Change in plan assets:
Fair value of plan assets at beginning of year	6,439	6,056
Actual gain (loss) on plan assets	424	(30)
Employer contributions	6,017	4,557
Fair value of plan assets at end of year	6,697	6,439	6,056
Funded status at end of year	(33,967)	(40,712)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	6,666	6,018
Postemployment benefits	27,301	34,694
Net amount recognized	33,967	40,712
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	(7,732)	(10,112)
Prior service cost	(196)	(279)
Total amounts recognized in accumulated other comprehensive (loss) income	(7,928)	(10,391)
Retiree Health Care Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	5,148	4,667
Service cost	80	30	39
Interest cost	188	237	235
Plan participants' contributions	65	47
Benefits paid	(254)	(256)
Amendments	(1,788)	0
Actuarial (gain) loss during year	280	423
Curtailment	0	0
Benefit obligation at end of year	3,719	5,148	4,667
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual gain (loss) on plan assets	0	0
Employer contributions	189	209
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	(3,719)	(5,148)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	220	220
Postemployment benefits	3,499	4,928
Net amount recognized	3,719	5,148
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	65	398
Prior service cost	1,760	(135)
Total amounts recognized in accumulated other comprehensive (loss) income	$ 1,825	$ 263